UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Australia — 5.9%
AGL Energy, Ltd.	19,720	$291,316
Amcor, Ltd.	81,068	830,492
APA Group	9,919	56,832
Australia and New Zealand Banking Group, Ltd.	12,365	395,684
BHP Billiton, Ltd.	9,814	346,958
Caltex Australia, Ltd.	2,834	49,519
CFS Retail Property Trust Group	26,240	51,354
Coca-Cola Amatil, Ltd.	4,616	56,252
Commonwealth Bank of Australia	8,579	617,710
Computershare, Ltd.	6,596	66,939
Crown, Ltd.	5,308	84,622
CSL, Ltd.	5,507	362,002
Federation Centres	22,983	53,937
Flight Centre, Ltd.	1,174	57,636
Fortescue Metals Group, Ltd.	15,408	75,567
GPT Group	20,014	69,754
Harvey Norman Holdings, Ltd.	44,634	137,346
James Hardie Industries PLC CDI	5,348	55,316
Leighton Holdings, Ltd.	4,691	79,469
Metcash, Ltd.	15,823	50,074
National Australia Bank, Ltd.	10,650	355,932
Newcrest Mining, Ltd.	7,992	77,496
Orica, Ltd.	10,197	203,004
Origin Energy, Ltd.	22,838	315,723
Qantas Airways, Ltd(1)	55,697	65,481
Rio Tinto, Ltd.	5,375	323,425
Seek, Ltd.	4,745	58,294
Tabcorp Holdings, Ltd.	17,246	58,658
Tatts Group, Ltd.	20,688	61,428
Telstra Corp., Ltd.	131,338	642,673
Toll Holdings, Ltd.	9,095	49,548
Transurban Group	16,374	109,843
Wesfarmers, Ltd.(1)	1,487	60,341
Westfield Retail Trust	17,493	51,036
Westpac Banking Corp.	3,483	113,083
Woodside Petroleum, Ltd.	4,035	147,923
Woolworths, Ltd.	9,368	308,923

		$6,791,590

Austria — 1.0%
OMV AG	14,433	$688,492
Raiffeisen Bank International AG	8,706	319,336
Verbund AG	5,540	129,958

		$1,137,786

Security	Shares	Value

Belgium — 3.6%
Ageas NV SA	1,164	$49,463
Anheuser-Busch InBev NV	13,471	1,396,452
Belgacom SA	13,840	378,684
Colruyt SA	7,459	416,119
Delhaize Group SA	915	58,436
Groupe Bruxelles Lambert SA	7,005	624,674
KBC Groep NV	1,451	79,053
Solvay SA	2,273	355,413
Telenet Group Holding NV	3,141	172,159
UCB SA	5,498	360,899
Umicore SA	5,226	248,857

		$4,140,209

Denmark — 3.9%
A.P. Moller-Maersk A/S, Class A	21	$189,627
A.P. Moller-Maersk A/S, Class B	30	290,249
Coloplast A/S, Class B	14,477	944,257
Danske Bank A/S(1)	3,080	71,967
DSV A/S	13,873	405,871
Novo Nordisk A/S, Class B	8,373	1,394,545
Novozymes A/S, Class B	18,246	714,613
TDC A/S	14,081	127,195
Tryg A/S	2,372	216,606
William Demant Holding A/S(1)	1,810	179,239

		$4,534,169

Finland — 3.3%
Elisa Oyj	13,791	$345,516
Fortum Oyj	8,270	184,478
Kesko Oyj, Class B	2,175	72,275
Kone Oyj, Class B	11,111	979,570
Metso Oyj	3,262	128,393
Neste Oil Oyj	11,956	237,068
Nokia Oyj(1)	70,780	537,983
Nokian Renkaat Oyj	1,317	66,609
Orion Oyj, Class B	7,962	213,988
Sampo Oyj	11,184	529,011
Stora Enso Oyj	18,840	174,946
UPM-Kymmene Oyj	3,364	53,411
Wartsila Oyj	6,606	293,118

		$3,816,366

France — 6.7%
ADP	1,564	$167,057
Air Liquide SA	7,276	988,908

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
AXA SA	2,207	$54,988
BNP Paribas SA	683	50,387
Carrefour SA	4,469	163,130
CGG SA(1)	3,608	79,304
Christian Dior SA	768	145,718
CNP Assurances	2,759	48,603
Compagnie Generale des Etablissements Michelin, Class B	289	30,113
Credit Agricole SA(1)	6,298	75,724
Dassault Systemes SA	1,969	239,205
EDF SA	2,363	82,700
Essilor International SA	2,064	221,189
Eutelsat Communications SA	3,731	118,004
GDF Suez	14,024	347,568
Groupe FNAC SA(1)	53	1,481
Iliad SA	316	72,172
Imerys SA	879	70,513
JCDecaux SA	1,986	79,599
Kering SA	430	97,451
L’Oreal SA	1,643	280,537
LVMH Moet Hennessy Louis Vuitton SA	5,415	1,039,655
Natixis	15,283	82,186
Orange SA	5,618	77,225
Pernod-Ricard SA	5,008	601,504
Renault SA	6,653	580,476
Safran SA	4,673	297,941
Sanofi	4,274	455,707
SES SA	2,704	78,648
Societe BIC SA	1,535	191,683
Societe Generale	1,376	77,730
Sodexo	2,236	216,950
Suez Environnement Co. SA	3,678	64,134
Total SA	5,116	313,882
Unibail-Rodamco SE	268	70,020
Vallourec SA	845	50,296
Veolia Environnement	2,686	46,080

		$7,658,468

Germany — 6.7%
Adidas AG	2,106	$239,969
BASF SE	1,133	117,622
Bayerische Motoren Werke AG	5,009	566,911
Beiersdorf AG	1,184	112,898
Celesio AG	1,831	56,926
Commerzbank AG(1)	8,618	110,221
Continental AG	655	119,778
Daimler AG	3,024	247,589

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	642	$48,296
Deutsche Lufthansa AG(1)	3,987	77,081
Deutsche Post AG	10,201	344,502
Deutsche Telekom AG	13,301	209,021
E.ON AG	2,645	48,214
Fraport AG	937	72,489
Fresenius Medical Care AG & Co. KGaA	705	46,591
Hannover Rueckversicherung AG	1,152	92,196
HeidelbergCement AG	633	49,842
Henkel AG & Co. KGaA	6,387	589,061
Hochtief AG	629	56,890
Linde AG	7,160	1,359,150
Muenchener Rueckversicherungs-Gesellschaft AG	256	53,410
Osram Licht AG(1)	7,536	390,310
Porsche Automobil Holding SE, PFC Shares	819	76,475
ProSiebenSat.1 Media AG	1,725	82,010
RWE AG	1,503	55,374
RWE AG, PFC Shares	1,456	49,605
Salzgitter AG	1,112	48,938
SAP AG	18,965	1,484,052
Siemens AG	1,047	133,798
ThyssenKrupp AG(1)	2,906	74,142
United Internet AG	11,282	445,032
Volkswagen AG	484	118,360
Volkswagen AG, PFC Shares	557	141,260

		$7,718,013

Hong Kong — 4.9%
AAC Technologies Holdings, Inc.	11,500	$50,528
ASM Pacific Technology, Ltd.	5,100	49,222
Bank of East Asia, Ltd.	62,800	272,158
BOC Hong Kong (Holdings), Ltd.	116,500	378,965
Cathay Pacific Airways, Ltd.	120,000	237,720
Cheung Kong Infrastructure Holdings, Ltd.	50,000	347,937
CLP Holdings, Ltd.	41,000	330,198
Galaxy Entertainment Group, Ltd.(1)	100,000	746,488
Hang Seng Bank, Ltd.	51,700	863,724
HKT Trust and HKT, Ltd.	83,000	76,536
Hong Kong & China Gas Co., Ltd.	252,340	588,163
Hopewell Holdings, Ltd.	51,500	173,770
Li & Fung, Ltd.	56,000	78,737
Link REIT (The)	22,500	113,479
MGM China Holdings, Ltd.	14,000	48,453
MTR Corp., Ltd.	75,000	290,063
Noble Group, Ltd.	98,000	80,969
Orient Overseas (International), Ltd.	9,000	46,486

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings, Ltd.	64,000	$532,371
Sands China, Ltd.	7,600	54,233
SJM Holdings, Ltd.	16,000	51,631
Wheelock & Co., Ltd.	10,000	51,162
Wing Hang Bank, Ltd.	11,500	163,095
Wynn Macau, Ltd.	12,800	48,806

		$5,674,894

Ireland — 1.2%
CRH PLC	17,461	$424,888
Elan Corp. PLC(1)	6,498	107,930
Kerry Group PLC, Class A	12,840	822,336

		$1,355,154

Israel — 2.0%
Bank Hapoalim B.M.	57,822	$309,549
Bank Leumi Le-Israel B.M.(1)	89,574	340,959
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	251,025
Delek Group, Ltd.	342	118,094
Israel Chemicals, Ltd.	15,194	125,613
Israel Corp., Ltd.(1)	83	41,763
Mizrahi Tefahot Bank, Ltd.	15,499	181,677
NICE Systems, Ltd.	6,472	253,775
Teva Pharmaceutical Industries, Ltd. ADR	18,418	683,124

		$2,305,579

Italy — 4.2%
Atlantia SpA	14,359	$314,708
Autogrill SpA(1)	7,979	71,626
Enel Green Power SpA	133,159	323,918
Enel SpA	21,568	95,156
ENI SpA	58,024	1,473,051
Fiat SpA(1)	5,795	45,472
Finmeccanica SpA(1)	17,382	127,375
Luxottica Group SpA	10,902	590,576
Pirelli & C. SpA	3,852	54,186
Snam Rete Gas SpA	128,366	661,407
Telecom Italia SpA	64,684	63,102
Telecom Italia SpA, PFC Shares	365,898	286,187
Tenaris SA	5,930	138,729
Terna Rete Elettrica Nazionale SpA	113,704	562,878
UniCredit SpA	6,750	50,669

		$4,859,040

Security	Shares	Value

Japan — 12.7%
ABC-Mart, Inc.	1,400	$70,015
Air Water, Inc.	4,000	57,177
Aisin Seiki Co., Ltd.	1,700	69,061
All Nippon Airways Co., Ltd.	51,000	106,552
Amada Co., Ltd.	7,000	60,218
Asahi Kasei Corp.	7,000	53,274
Bank of Kyoto, Ltd. (The)	17,000	149,792
Bank of Yokohama, Ltd. (The)	28,000	154,400
Bridgestone Corp.	1,000	34,283
Brother Industries, Ltd.	4,400	49,994
Calbee, Inc.	1,800	47,231
Canon, Inc.	1,500	47,335
Chiba Bank, Ltd. (The)	16,000	114,062
Chugai Pharmaceutical Co., Ltd.	9,800	230,264
Chugoku Bank, Ltd. (The)	15,000	215,647
Citizen Holdings Co., Ltd.	7,100	50,656
Coca-Cola West Co., Ltd.	2,800	56,792
Dai Nippon Printing Co., Ltd.	5,000	52,530
Daicel Chemical Industries, Ltd.	6,000	50,573
Daihatsu Motor Co., Ltd.	18,000	349,491
Denso Corp.	1,000	48,068
Electric Power Development Co., Ltd.	1,800	57,524
Fuji Electric Co., Ltd.	14,000	62,761
Fuji Heavy Industries, Ltd.	4,000	109,366
FUJIFILM Holdings Corp.	2,200	53,820
Gunma Bank, Ltd. (The)	39,000	225,660
Hachijuni Bank, Ltd. (The)	30,000	185,328
Hamamatsu Photonics K.K.	3,800	142,194
Hino Motors, Ltd.	5,000	70,648
Hirose Electric Co., Ltd.	300	45,771
Hiroshima Bank, Ltd. (The)	36,000	153,213
Hitachi Chemical Co., Ltd.	3,400	52,162
Hitachi Construction Machinery Co., Ltd.	3,500	74,125
Hitachi, Ltd.	8,000	55,961
Hoya Corp.	2,400	57,550
Ibiden Co., Ltd.	3,200	55,474
IHI Corp.	14,000	59,280
Isetan Mitsukoshi Holdings, Ltd.	5,100	77,292
Isuzu Motors, Ltd.	10,000	62,276
Iyo Bank, Ltd. (The)	18,000	187,951
Japan Airlines Co., Ltd.	5,500	321,488
Japan Tobacco, Inc.	4,200	151,971
JFE Holdings, Inc.	3,100	70,478
Joyo Bank, Ltd. (The)	12,000	62,330
JSR Corp.	3,500	66,668
JTEKT Corp.	5,800	74,462

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Kamigumi Co., Ltd.	19,000	$165,269
Kaneka Corp.	8,000	50,764
Kansai Paint Co., Ltd.	18,000	241,864
Kao Corp.	4,900	163,187
Kawasaki Heavy Industries, Ltd.	22,000	85,966
KDDI Corp.	3,600	194,963
Keikyu Corp.	8,000	75,305
Keio Corp.	24,000	166,282
Keyence Corp.	500	214,295
Kikkoman Corp.	3,000	54,677
Kinden Corp.	5,000	54,914
Kintetsu Corp.	24,000	88,324
Kirin Holdings Co., Ltd.	6,000	87,693
Koito Manufacturing Co., Ltd.	3,000	54,611
Komatsu, Ltd.	4,300	94,344
Konami Corp.	2,100	50,752
Kubota Corp.	4,000	59,226
Kuraray Co., Ltd.	4,500	52,836
Kyowa Hakko Kirin Co., Ltd.	12,000	132,540
M3, Inc.	18	49,294
Makita Corp.	1,500	75,854
Mazda Motor Corp.(1)	12,000	54,018
Medipal Holdings Corp.	4,100	55,284
MEIJI Holdings Co., Ltd.	1,000	55,902
Miraca Holdings, Inc.	1,300	58,575
Mitsubishi Electric Corp.	9,000	98,928
Mitsubishi Gas Chemical Co., Inc.	11,000	89,899
Mitsubishi Logistics Corp.	4,000	55,588
Mitsubishi Materials Corp.	20,000	78,248
Mitsubishi Tanabe Pharma Corp.	6,100	86,033
Mitsui Chemicals, Inc.	21,000	55,824
Mitsui O.S.K. Lines, Ltd.	19,000	80,424
MS&AD Insurance Group Holdings, Inc.	2,200	56,886
Murata Manufacturing Co., Ltd.	1,200	96,324
NGK Spark Plug Co., Ltd.	11,000	251,219
NHK Spring Co., Ltd.	5,300	55,479
Nintendo Co., Ltd.	400	44,981
Nippon Electric Glass Co., Ltd.	10,000	51,437
Nippon Meat Packers, Inc.	3,000	43,924
Nippon Yusen KK	14,000	42,777
Nishi-Nippon City Bank, Ltd. (The)	47,000	126,983
Nisshin Seifun Group, Inc.	5,000	54,207
Nissin Foods Holdings Co., Ltd.	1,200	51,365
Nitori Holdings Co., Ltd.	1,200	112,567
Nitto Denko Corp.	2,000	104,882
NOK Corp.	3,200	49,467

Security	Shares	Value

Japan (continued)
NSK, Ltd.	9,000	$96,141
NTT DoCoMo, Inc.	27,900	442,634
Odakyu Electric Railway Co., Ltd.	12,000	115,809
OMRON Corp.	2,900	110,667
Ono Pharmaceutical Co., Ltd.	3,200	241,952
Oracle Corp. Japan	2,800	110,554
Osaka Gas Co., Ltd.	15,000	63,181
Panasonic Corp.	5,200	53,297
Rakuten, Inc.	9,100	118,570
Ricoh Co., Ltd.	4,000	42,243
Rinnai Corp.	1,400	108,360
ROHM Co., Ltd.	1,200	49,257
Sankyo Co., Ltd.	1,400	66,582
Santen Pharmaceutical Co., Ltd.	2,200	111,685
Seven Bank, Ltd.	7,400	26,190
Shikoku Electric Power Co., Inc.(1)	2,900	51,763
Shin-Etsu Chemical Co., Ltd.	1,900	107,430
Shinsei Bank, Ltd.	23,000	53,850
Shiseido Co., Ltd.	3,700	63,296
Shizuoka Bank, Ltd. (The)	26,000	292,536
SMC Corp.	200	46,564
SoftBank Corp.	2,700	201,633
Sony Corp.	2,800	48,845
Stanley Electric Co., Ltd.	2,200	51,174
Sumco Corp.	6,100	55,429
Sumitomo Chemical Co., Ltd.	21,000	76,910
Sumitomo Electric Industries, Ltd.	3,700	55,442
Sumitomo Metal Mining Co., Ltd.	5,000	69,253
Sumitomo Mitsui Trust Holding, Inc.	11,000	54,330
Suntory Beverage & Food, Ltd.(1)	1,700	55,967
Suruga Bank, Ltd.	10,000	158,633
Suzuken Co., Ltd.	5,000	180,549
Suzuki Motor Corp.	2,100	52,805
Sysmex Corp.	1,700	112,613
Taiyo Nippon Sanso Corp.	8,000	54,859
Terumo Corp.	1,000	48,431
THK Co., Ltd.	2,500	54,571
Toho Gas Co., Ltd.	33,000	172,077
Tohoku Electric Power Co., Inc.(1)	3,800	45,996
Tokyo Electric Power Co., Inc.(1)	12,500	66,711
Tokyo Electron, Ltd.	900	49,385
Tokyo Gas Co., Ltd.	22,000	119,372
TonenGeneral Sekiyu K.K.	23,000	213,657
TOTO, Ltd.	3,000	42,427
Toyo Seikan Kaisha, Ltd.	2,500	51,957
Toyo Suisan Kaisha, Ltd.	1,000	31,803

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Toyoda Gosei Co., Ltd.	2,000	$50,009
Toyota Boshoku Corp.	4,100	54,916
Toyota Industries Corp.	1,100	48,521
Toyota Motor Corp.	2,700	175,063
Tsumura & Co.	1,700	53,431
Unicharm Corp.	5,000	321,144
USS Co., Ltd.	10,400	152,303
Yakult Honsha Co., Ltd.	1,500	76,190
Yamaha Corp.	3,400	50,764
Yamaha Motor Co., Ltd.	6,600	101,102
Yamato Holdings Co., Ltd.	3,200	68,819
Yaskawa Electric Corp.	4,000	51,803
Yokogawa Electric Corp.	5,100	66,651
Yokohama Rubber Co., Ltd. (The)	5,000	48,908

		$14,544,363

Netherlands — 4.9%
Aegon NV	9,795	$77,938
Akzo Nobel NV	8,949	649,647
ASML Holding NV	14,163	1,341,061
Delta Lloyd NV	3,195	67,739
European Aeronautic Defence and Space Co. NV	3,366	230,654
Gemalto NV	562	63,079
Heineken Holding NV	3,202	203,375
Heineken NV	7,054	486,071
ING Groep NV(1)	6,256	79,499
Koninklijke Ahold NV	46,093	876,068
Koninklijke DSM NV	9,532	720,548
Koninklijke KPN NV(1)	16,902	53,813
Koninklijke Vopak NV	1,918	117,963
QIAGEN NV(1)	13,623	312,661
Randstad Holding NV	887	54,629
Reed Elsevier NV	11,930	239,848
STMicroelectronics NV	5,561	42,775

		$5,617,368

New Zealand — 0.5%
Auckland International Airport, Ltd.	79,283	$224,437
Contact Energy, Ltd.	23,324	101,143
Fletcher Building, Ltd.	17,648	145,641
Telecom Corporation of New Zealand, Ltd.	52,744	102,347

		$573,568

Norway — 2.7%
Aker Solutions ASA	18,065	$249,579
Gjensidige Forsikring ASA	6,519	121,679

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	58,621	$261,612
Orkla ASA	20,563	166,687
Seadrill, Ltd.	8,001	370,080
Statoil ASA	35,612	842,623
Telenor ASA	42,114	1,011,899
Yara International ASA	1,858	80,019

		$3,104,178

Portugal — 0.6%
Banco Espirito Santo SA(1)	39,242	$51,563
EDP-Energias de Portugal SA	73,323	269,903
Galp Energia SGPS SA, Class B	7,743	131,116
Jeronimo Martins SGPS SA	9,657	177,849
Portugal Telecom SGPS SA	20,164	90,889

		$721,320

Singapore — 4.1%
Ascendas Real Estate Investment Trust	60,000	$114,080
CapitaMall Trust	33,000	53,598
ComfortDelGro Corp., Ltd.	45,000	69,488
DBS Group Holdings, Ltd.	90,300	1,217,377
Jardine Cycle & Carriage, Ltd.	2,000	58,942
Olam International, Ltd.	66,000	81,652
Oversea-Chinese Banking Corp., Ltd.	102,000	853,280
Singapore Airlines, Ltd.	37,000	310,370
Singapore Press Holdings, Ltd.	33,000	112,883
Singapore Technologies Engineering, Ltd.	38,000	128,850
Singapore Telecommunications, Ltd.	209,000	634,687
StarHub, Ltd.	33,000	118,000
United Overseas Bank, Ltd.	33,000	552,638
UOL Group, Ltd.	51,000	269,936
Yangzijiang Shipbuilding Holdings, Ltd.	83,000	78,737

		$4,654,518

Spain — 4.6%
Abertis Infraestructuras SA	14,497	$310,598
Acciona SA	828	52,489
Acerinox SA	8,757	115,431
ACS Actividades de Construccion y Servicios SA	3,559	116,753
Amadeus IT Holding SA, Class A	12,461	462,332
CaixaBank SA	50,803	263,320
Distribuidora Internacional de Alimentacion SA	10,918	99,539
Enagas	17,193	459,054
Ferrovial SA	28,385	541,068
Grifols SA	5,094	208,785

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)
Iberdrola SA	18,069	$113,416
Indra Sistemas SA	7,412	122,230
Industria de Diseno Textil SA	4,511	740,882
International Consolidated Airlines Group SA(1)	17,117	95,060
Red Electrica Corp. SA	5,529	344,261
Repsol SA	14,951	400,849
Telefonica SA(1)	40,287	709,023
Zardoya Otis SA	6,587	114,591

		$5,269,681

Sweden — 5.1%
Atlas Copco AB, Class A	1,766	$48,931
Elekta AB, Class B	3,308	48,856
Getinge AB, Class B	3,273	103,689
Hennes & Mauritz AB, Class B	18,506	799,678
Holmen AB, Class B	6,671	221,591
Investor AB, Class B	14,100	452,077
Lundin Petroleum AB(1)	2,108	43,442
Millicom International Cellular SA SDR	2,789	257,303
Nordea Bank AB	68,825	880,376
Scania AB, Class B	5,767	115,590
Skandinaviska Enskilda Banken AB, Class A	37,448	452,936
Skanska AB, Class B	17,255	332,233
SKF AB, Class B	5,595	148,040
Svenska Cellulosa AB SCA, Class B	3,122	88,513
Swedbank AB, Class A	17,314	450,620
Tele2 AB, Class B	17,326	208,837
Telefonaktiebolaget LM Ericsson, Class B	11,670	139,587
TeliaSonera AB	135,801	1,122,937

		$5,915,236

Switzerland — 7.1%
Actelion, Ltd.(1)	5,582	$431,882
Adecco SA(1)	4,988	367,834
ARYZTA AG(1)	788	58,787
Baloise Holding AG	1,367	158,810
Coca-Cola HBC AG(1)	8,092	232,730
Credit Suisse Group AG(1)	2,430	75,592
Geberit AG	236	70,509
Givaudan SA(1)	157	222,656
Lonza Group AG(1)	774	69,090
Nestle SA	21,922	1,582,416
Novartis AG	13,636	1,058,461
Roche Holding AG PC	3,945	1,090,932
Schindler Holding AG	2,365	336,570

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG(1)	2,191	$285,139
Sulzer AG	795	124,370
Swatch Group, Ltd. (The)	458	50,958
Swatch Group, Ltd. (The), Bearer Shares	638	407,485
Swiss Life Holding AG(1)	399	79,114
Swiss Reinsurance Co., Ltd.	7,299	640,725
Swisscom AG	1,047	534,028
Transocean, Ltd.	1,218	57,524
Zurich Insurance Group AG(1)	830	229,348

		$8,164,960

United Kingdom — 12.9%
Aberdeen Asset Management PLC	14,295	$101,449
Anglo American PLC	9,686	230,300
Associated British Foods PLC	8,893	323,305
AstraZeneca PLC	6,335	335,376
Aviva PLC	83,894	602,267
BAE Systems PLC	30,618	223,343
Barclays PLC	129,770	546,002
BHP Billiton PLC	4,062	125,347
BP PLC	105,443	818,512
Bunzl PLC	2,862	63,133
Burberry Group PLC	18,459	453,602
Capita PLC	9,433	149,118
Centrica PLC	140,577	795,066
Cobham PLC	38,227	176,544
Compass Group PLC	7,989	114,891
Croda International PLC	1,406	54,943
Diageo PLC	27,272	869,362
easyJet PLC	2,461	51,551
Experian PLC	4,935	100,470
Fresnillo PLC	4,696	73,411
GKN PLC	13,143	77,422
GlaxoSmithKline PLC	3,480	91,741
HSBC Holdings PLC	40,207	440,723
Kingfisher PLC	10,578	63,991
Lloyds Banking Group PLC(1)	451,225	558,073
Marks & Spencer Group PLC	23,568	190,056
Melrose Industries PLC	45,525	233,393
National Grid PLC	9,123	114,646
Next PLC	1,363	119,027
Old Mutual PLC	157,158	512,184
Prudential PLC	6,666	136,325
Randgold Resources, Ltd.	2,371	175,838
Reed Elsevier PLC	7,665	107,374
Rexam PLC	14,205	118,286

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	4,728	$239,237
Rolls-Royce Holdings PLC(1)	6,194	114,112
Rolls-Royce Holdings PLC, PFC Shares(1)	3,054,770	4,898
Royal Dutch Shell PLC, Class A	29,315	976,330
Sage Group PLC (The)	21,582	116,429
Schroders PLC	2,674	110,362
Serco Group PLC	28,822	257,550
Severn Trent PLC	1,894	56,535
Shire PLC	2,773	122,956
Smiths Group PLC	5,909	135,998
SSE PLC	2,331	52,879
Standard Chartered PLC	21,102	506,659
Subsea 7 SA	10,099	213,571
Tesco PLC	91,836	535,692
Travis Perkins PLC	7,798	231,893
TUI Travel PLC	8,349	51,471
Tullow Oil PLC	14,362	217,085
Unilever PLC	4,839	196,226
United Utilities Group PLC	4,978	56,301
Vodafone Group PLC	242,402	887,860
Whitbread PLC	4,692	258,018
WM Morrison Supermarkets PLC	24,517	110,621
Wolseley PLC	4,264	229,535

		$14,829,289

Total Common Stocks (identified cost $94,294,434)		$113,385,749

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$747	$747,388

Total Short-Term Investments (identified cost $747,388)		$747,388

Total Investments — 99.2% (identified cost $95,041,822)		$114,133,137

Other Assets, Less Liabilities — 0.8%		$902,633

Net Assets — 100.0%		$115,035,770

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.8%	$42,293,405
British Pound Sterling	12.9	14,848,448
Japanese Yen	12.7	14,544,363
Swiss Franc	6.9	7,932,230
Australian Dollar	5.9	6,791,590
Swedish Krona	5.1	5,915,236
Hong Kong Dollar	4.9	5,593,925
Singapore Dollar	4.1	4,735,487
Danish Krone	3.9	4,534,169
Norwegian Krone	2.9	3,317,749
Israeli Shekel	1.4	1,622,455
United States Dollar	1.2	1,430,512
New Zealand Dollar	0.5	573,568

Total Investments	99.2%	$114,133,137

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.3%	$19,961,878
Industrials	12.2	13,998,489
Consumer Discretionary	11.2	12,834,073
Consumer Staples	10.8	12,392,580
Health Care	9.8	11,261,229
Materials	9.4	10,865,829
Telecommunication Services	7.9	9,100,189
Energy	7.1	8,214,116
Utilities	6.8	7,790,604
Information Technology	6.1	6,966,762
Short-Term Investments	0.6	747,388

Total Investments	99.2%	$114,133,137

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $94,294,434)	$113,385,749
Affiliated investment, at value (identified cost, $747,388)	747,388
Foreign currency, at value (identified cost, $143,408)	141,556
Dividends receivable	140,170
Interest receivable from affiliated investment	38
Tax reclaims receivable	751,234
Total assets	$115,166,135

Liabilities
Payable for investments purchased	$854
Payable to affiliates:
Investment adviser fee	72,374
Trustees’ fees	384
Accrued expenses	56,753
Total liabilities	$130,365
Net Assets applicable to investors’ interest in Portfolio	$115,035,770

Sources of Net Assets
Investors’ capital	$95,868,481
Net unrealized appreciation	19,167,289
Total	$115,035,770

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Statement of Operations

Investment Income	Year Ended October 31, 2013
Dividends (net of foreign taxes, $309,055)	$3,492,190
Interest allocated from affiliated investment	502
Expenses allocated from affiliated investment	(59)
Total investment income	$3,492,633

Expenses
Investment adviser fee	$811,992
Trustees’ fees and expenses	4,597
Custodian fee	128,106
Legal and accounting services	36,904
Miscellaneous	40,413
Total expenses	$1,022,012

Net investment income	$2,470,621

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,685,424
Investment transactions allocated from affiliated investment	21
Foreign currency transactions	(9,490)
Net realized gain	$3,675,955
Change in unrealized appreciation (depreciation) —
Investments	$14,813,718
Foreign currency	23,467
Net change in unrealized appreciation (depreciation)	$14,837,185

Net realized and unrealized gain	$18,513,140

Net increase in net assets from operations	$20,983,761

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$2,470,621	$2,679,955
Net realized gain from investment and foreign currency transactions	3,675,955	2,592,699
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,837,185	4,557,510
Net increase in net assets from operations	$20,983,761	$9,830,164
Capital transactions —
Contributions	$4,862,027	$1,889,335
Withdrawals	(14,101,255)	(17,282,938)
Net decrease in net assets from capital transactions	$(9,239,228)	$(15,393,603)

Net increase (decrease) in net assets	$11,744,533	$(5,563,439)

Net Assets
At beginning of year	$103,291,237	$108,854,676
At end of year	$115,035,770	$103,291,237

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.94%	1.03%	1.13%	1.13%	1.12	%(2)
Net investment income	2.28%	2.60%	1.67%	1.30%	2.30%
Portfolio Turnover	30%	117%	41%	72%	57%

Total Return	21.20%	10.24%	(9.16)%	5.48%	16.92%

Net assets, end of year (000’s omitted)	$115,036	$103,291	$108,855	$174,638	$193,608

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Parametric Tax-Managed International Equity Fund (formerly, Eaton Vance Tax-Managed International Equity Fund) and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 39.0% and 61.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

30

Tax-Managed International Equity Portfolio

October 31, 2013

Notes to Financial Statements — continued

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $811,992 or 0.75% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $32,437,658 and $39,763,627, respectively, for the year ended October 31, 2013.

31

Tax-Managed International Equity Portfolio

October 31, 2013

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,583,272

Gross unrealized appreciation	$19,828,259
Gross unrealized depreciation	(1,278,394)

Net unrealized appreciation	$18,549,865

The net unrealized appreciation on foreign currency transactions at October 31, 2013 on a federal income tax basis was $75,974.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Tax-Managed International Equity Portfolio

October 31, 2013

Notes to Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$32,238,933		$—	$32,238,933
Developed Europe	—	78,841,237		—	78,841,237
Developed Middle East	683,124	1,622,455		—	2,305,579

Total Common Stocks	$683,124	$112,702,625	*	$—	$113,385,749
Short-Term Investments	$—	$747,388		$—	$747,388

Total Investments	$683,124	$113,450,013		$—	$114,133,137

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Tax-Managed International Equity Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed International Equity Portfolio as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 11, 2013

34

Parametric Tax-Managed International Equity Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee of the Trust and Portfolio and President of the Portfolio	Trustee of the Trust and Portfolio since 2007 and President of the Portfolio since 2013

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

35

Parametric Tax-Managed International Equity Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust	Since 2013	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

038-12/13	IGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$28,090	$28,390
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,860	$7,890
All Other Fees(3)	$930	$0

Total	$35,880	$36,280

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$7,790	$7,890
Eaton Vance(1)	$566,619	$526,385

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 6, 2013

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 6, 2013